STOCKHOLDER'S EQUITY - Common Stock Shares (Details)		2 Months Ended	6 Months Ended
	Feb. 25, 2021 shares	Dec. 31, 2020 Vote $ / shares shares	Jun. 30, 2021 Vote $ / shares shares
Class of Stock [Line Items]
Share dividend	718,750
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1	1
Common shares, shares issued (in shares)		0	3,416,907
Common shares, shares outstanding (in shares)		0	3,416,907
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1	1
Share dividend	0.1
Common shares, shares issued (in shares)	7,906,250	7,906,250	7,906,250
Common shares, shares outstanding (in shares)	7,906,250	7,906,250	7,906,250
Shares subject to forfeiture		1,031,250
Percentage of issued and outstanding shares after the proposed public offering collectively held by sponsor		20.00%
Number of Class A common stock issued upon conversion of each share (in shares)		1
Ratio to be applied to the stock in the conversion		20	20